JOINT VENTURES AND ASSOCIATES - Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
CASH FLOW INFORMATION
Assets in joint ventures and associates	$ 39,474,913	$ 39,371,264
Liabilities in joint ventures and associates	742,301	1,007,678
Synertech Industrias S.A.
CASH FLOW INFORMATION
Assets in joint ventures and associates	39,438,411	39,334,762
Alfalfa Technologies S.R.L.
CASH FLOW INFORMATION
Assets in joint ventures and associates	36,502	36,502
Trigall Genetics S.A.
CASH FLOW INFORMATION
Liabilities in joint ventures and associates	$ 742,301	$ 1,007,678